List of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
List of subsidiaries
Schedule of major subsidiaries

		Equity interests (%)
	Country in which
	primary activities are
Name	pursued	Dec 31, 2019	Dec 31, 2020
Centogene GmbH	Germany	100	100
Centogene IP GmbH	Germany	100	100
Centogene Shared Service GmbH	Germany	100	100
Centogene FZ-LLC	United Arab Emirates	100	100
Centogene US, LLC	USA	100	100
Centogene GmbH	Austria	90	90
Centogene India Pvt. Ltd*	India	51	100
Centogene Switzerland AG	Switzerland	—	100
Centosafe B.V.	Netherlands	—	100
Centogene d.o.o Belgrade	Serbia	—	100
LPC GmbH**	Germany	51	—
Dr. Bauer Laboratoriums GmbH***	Germany	—	—

(*)             The Group acquired the remaining 49% of Centogene India Pvt. Ltd. in 2020, previously accounted for as non-controlling interest.
(**)The Group disposed of its entire 51% interest in LPC GmbH (“LPC”) in 2020, previously accounted for as non-controlling interest.

(***)Centogene does not own any shares in Bauer GmbH. However, Centogene meets the criteria of the control model under IFRS 10 as it has exposure to variable returns and the ability to use power to affect returns (see note 4).